Leonard A. Pierce
+1 617 526 6440 (t)
+1 617 526 5000 (f)
leonard.pierce@wilmerhale.com
February 26, 2010
VIA EDGAR
Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Post-Effective Amendment No. 84 to Burnham Investors Trust’s Registration Statement on Form N-1A (File Nos. 2-17226, 811-994)
Ladies and Gentlemen:
     Attached hereto for electronic filing on behalf of Burnham Investors Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S-T, is post-effective amendment No. 84 (amendment no. 46 under the 1940 Act) to the Registration Statement on Form N-1A (the “Amendment”), including Part C and exhibits.
     This Amendment is being filed to make certain changes to the Trust’s Prospectus and SAI in compliance with the new Form N-1A summary prospectus requirements and make certain non-material changes to the Registration Statement. Pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Amendment. The electronic copy of the Amendment contains conformed signatures.
     If you have any questions or comments concerning the enclosed, please contact me at Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Trust, at (617) 526-6440 (collect).
Best regards,
/s/ Leonard A. Pierce
Leonard A. Pierce
cc: Mr. Michael E. Barna
Wilmer Cutler Pickering Hale and Dorr llp, 60 State Street, Boston, Massachusetts 02109
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